CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (DEFICIT) (Parenthetical)	12 Months Ended
Dec. 31, 2020 CNY (¥)
Unrealized gain on an available-for-sale investment, income taxes	¥ 0
Foreign currency translation adjustment, income taxes	0
Reclassification adjustment for gains on available-for-sale securities realized in net income, income taxes	0
IPO
Offering Costs	¥ 94,128,112